As filed with the Securities and Exchange Commission on May 17, 2016

Registration No. 033-70742

811-08090

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Post-Effective Amendment No. 169

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 171

Lincoln Variable Insurance Products Trust

(Exact Name of Registrant as Specified in Charter)

Jayson Bronchetti, President

1300 S. Clinton Street

Fort Wayne, Indiana 46802

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: 260-455-2000

Jill R. Whitelaw, Esq.

Lincoln Financial Group

150 N. Radnor-Chester Road

Radnor, PA 19087

(Name and Address of Agent for Service)

Copies to:

Robert Robertson, Esq.

Dechert LLP

2010 Main Street, Suite 500

Irvine, CA 92614

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

It is proposed that this filing will become effective (check appropriate box)

X immediately upon filing pursuant to paragraph (b)

☐ on (date) pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)

☐ on (date) pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)

☐ on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Shares of Beneficial Interest.

Explanatory Note: This Post-Effective Amendment to the Registration Statement of Lincoln Variable Insurance Products Trust is being filed to conform the Funds’ prospectuses to the XBRL requirements as set forth in 17 C.F.R. Parts 230, 232, 239, and 274.

SIGNATURE PAGE

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements of effectiveness of this Post-Effective Amendment No. 169 to its Registration Statement under Rule 485(b) of the 1933 Act and has duly caused this Post-Effective Amendment No. 169 to be signed on its behalf by the undersigned, duly authorized, in the City of Fort Wayne, and State of Indiana on this 17th day of May, 2016.

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST
By: /s/ Jayson Bronchetti
Jayson Bronchetti
President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in their capacities indicated on May 17, 2016.

Signature	Title

/s/ Ellen Cooper† Ellen Cooper	Chairman of the Board and Trustee

/s/ Jayson Bronchetti Jayson Bronchetti	President (Principal Executive Officer)

/s/ William P. Flory, Jr. William P. Flory, Jr.	Chief Accounting Officer (Principal Accounting Officer and Principal Financial Officer)

**/s/ Steve A. Cobb Steve A. Cobb	Trustee

*/s/ Elizabeth S. Hager Elizabeth S. Hager	Trustee

*/s/ Gary D. Lemon Gary D. Lemon	Trustee

***/s/ Thomas A. Leonard Thomas A. Leonard	Trustee

*/s/ Thomas D. Rath Thomas D. Rath	Trustee

***/s/ Pamela L. Salaway Pamela L. Salaway	Trustee

*/s/ Kenneth G. Stella Kenneth G. Stella	Trustee

*/s/ David H. Windley David H. Windley	Trustee

By: /s/ Jill R. Whitelaw Jill R. Whitelaw	Attorney-in-Fact

*Pursuant to a Power of Attorney incorporated herein by reference to Post-Effective Amendment No. 121 (File No. 33-70742) filed on January 24, 2012.

**Pursuant to a Power of Attorney incorporated herein by reference to Post-Effective Amendment No. 143 (File No. 33-70742) filed on January 7, 2013.

***Pursuant to Powers of Attorney incorporated herein by reference to Post-Effective Amendment No. 150 (File No. 33-70742) filed on January 27, 2014.

† Pursuant to a Power of Attorney incorporated herein by reference to Post-Effective Amendment No. 164 (File No. 33-70742) filed on January 8, 2016.

EXHIBIT INDEX

EXHIBIT NO.

EX-101.INS XBRL Instance Document

EX-101.SCH XBRL Taxonomy Extension Schema Document

EX-101.CAL XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE XBRL Taxonomy Extension Presentation Linkbase